Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Details) - USD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract liabilities	$ 407,337	$ 1,169,232,000	$ 786,411,000
Contract liabilities presented under long-term liabilities		169,073,000	62,830,000
Contract liabilities (customer advances)		1,000,159,000	723,581,000
Increase (decrease) in contract liabilities (customer advances)	$ 382,821,000	$ 358,730,000	$ (174,582,000)	$ 185,898,000